Income Taxes (Tables)	12 Months Ended
Feb. 28, 2026
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	1,076	722	635	93
Non-PRC	—	—	—	—
Deferred income tax expense:
PRC	25	—	—	—
Non-PRC	—	—	—	—
Total income tax expense	1,101	722	635	93

Summary of Cash Paid for Income Taxes

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2 (ae), Recent accounting pronouncements, cash paid for income taxes, during the years ended February 29, 2024, February 28, 2025 and 2026 were as follows:

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026
	RMB	RMB	RMB	USD
PRC	57	53	226	33
Non-PRC	—	—	—	—
Total	57	53	226	33

Summary of Deferred Tax Assets and Liabilities	The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	10,447	10,985	1,603
Advertising expenses	227	231	34
Lease liability	1,162	1,056	154
Accrued expenses	14,880	14,870	2,168
Depreciation and amortization	4	3	—
Allowance for doubtful accounts	772	874	127
Total deferred tax assets	27,492	28,019	4,086
Valuation allowance	(25,967)	(26,647)	(3,886)
Total deferred tax assets, net of valuation allowance	1,525	1,372	200
Net off against deferred tax liabilities	(1,525)	(1,372)	(200)
Net deferred tax assets	—	—	—

Deferred tax liabilities:
Amortization of intangible assets acquired from acquisition	(350)	(250)	(36)
Right-of-use asset	(1,175)	(1,122)	(164)
Total deferred tax liabilities	(1,525)	(1,372)	(200)
Net off against deferred tax assets	1,525	1,372	200
Net deferred tax liabilities	—	—	—

Summary of Movement of Valuation Allowance	Movement of the valuation allowance is as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Balance at the beginning of the year	(35,196)	(25,967)	(3,786)
Provided	(126)	(4,874)	(712)
Written off	9,355	4,194	612
Balance at the end of the year	(25,967)	(26,647)	(3,886)

Summary of Income (Loss) Before Provision for Income Taxes

Income (loss) before provision for income taxes is attributable to the following geographic locations for the years ended February 29, 2024, February 28, 2025 and 2026:

	For the Years Ended
	February 29, 2024	February 29, 2025	February 28, 2026
	RMB	RMB	RMB	USD
PRC	4,542	(7,116)	24,485	3,568
Foreign	(666)	7,211	5,241	765
Total income before provision of income taxes	3,876	95	29,726	4,333

Summary of Reconciliation of Taxes at PRC Statutory Rate to Provision for (Benefit From) Income Taxes

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2 (ae), Recent accounting pronouncements, the reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the year ended February 28,2026 was as follows (in thousands, except for percentages):

	For the Year Ended
	February 28, 2026
	RMB	USD	%
Income before income tax	29,726	4,333	100%
PRC statutory income tax rate	25%	25%	25%
Computed income tax expense with PRC statutory income tax rate	7,432	1,084	25%
Domestic tax effects:
Investment loss due to the deregistration of subsidiaries	(1,880)	(275)	(6.3%)
Non-taxable gains from deregistration of subsidiaries	(2,204)	(321)	(7.4%)
Changes in valuation allowance	3,186	464	10.7%
Preferential tax rate	(3,756)	(548)	(12.7%)
True-up on NOL	(702)	(102)	(2.4%)
Other adjustments	(124)	(18)	(0.4%)
Foreign tax effects:
Hong Kong
- Changes in valuation allowances	(2,506)	(365)	(8.4%)
- True-up on HK NOL	3,131	457	10.5%
- Other	322	47	1.1%
Cayman
- Statutory tax rate diﬀerence between Cayman and PRC	(2,266)	(330)	(7.6%)
- Other foreign jurisdictions	2	—	0.0%
Income tax expense	635	93	2.1%

The reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the years ended February 29, 2024 and February 28, 2025 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Years Ended
	February 29,	February 28,
	2024	2025
Income before income tax	3,876	95
PRC statutory income tax rate	25%	25%
Computed income tax expense with PRC statutory income tax rate	969	24
Effect of preferential tax rate	1,589	(24)
Effect of non-taxable income	(1,085)	—
Effect of different tax rates in other jurisdictions	(698)	(2,350)
Effect of changes in tax rates	(581)	2,262
Effect of expired NOL	—	235
Changes in valuation allowance	4,667	(9,228)
Effect of true-up on NOL	(4,574)	403
Effect of deregistration of subsidiaries	—	9,279
Effect of non-deductible expenses	814	121
Income tax expense	1,101	722

Schedule of Unrecognized Tax Benefits

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Balance at the beginning of the year	(15,313)	(18,859)	(2,750)
Increase related to prior year tax positions	(2,877)	—	—
Decrease related to prior year tax positions	—	892	130
Decrease/ (Increase) related to current year tax positions	(669)	—	—
Balance at the end of the year	(18,859)	(17,967)	(2,620)